Employee Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	$ 63,000,000	$ 40,000,000
Assets Held-in-trust, Noncurrent	$ 60,000,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	6.00%
Defined Contribution Plan, Expected Future Employer Contributions, Next Fiscal Year, Description	Beginning January 1, 2018, the company will match 25% up to 6% of earnings that the individual elected to contribute with 0 cap or 50% up to 6% of eligible earnings that the individual elected to contribute with an individual cap of $600, whichever is greater. Beginning January 1, 2019, the match increases to 50% up to 6% of eligible earnings that the individual elected to contribute with no individual cap (subject to further limitations for certain higher-salaried employees)
Trust for Benefit of Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets Held-in-trust	$ 65,000,000	62,000,000
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	50.00%
Employer annual cap per participant	$ 600
Deferred Compensation Plans, Company Contributions, Vesting Period	5 years
Contribution expense	$ 7,000,000	6,000,000	$ 6,000,000
Caesars Entertainment Operating Company [Member] | Escrow for Benefit of Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Liability, Classified, Noncurrent		$ 32,000,000
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	1,000,000
Defined Benefit Plan, Fair Value of Plan Assets	212,000,000
Defined Benefit Plan, Benefit Obligation	278,000,000
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 66,000,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.50%